Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions and Divestitures [Abstract]
Schedule of acquisitions accounted for as business combinations
			Assignment of Purchase Price
			(in millions)
Ref.	Date	Acquisition	Purchase Price	Current Assets	Property Plant & Equipment	Deferred Charges & Other	Goodwill
(1)	4/09	Megafleet Towing Co., Inc. Assets	$21.7	$-	$7.1	$4.0	$10.6
(2)	7/09	Portland Airport Pipeline	9.0	-	9.0	-	-
(3)	10/09	Crosstex Energy, L.P. Natural Gas Treating Business	270.7	15.0	181.7	25.4	48.6
(4)	11/09	Endeavor Gathering LLC	36.0	-	-	36.0	-
(5)	1/10	USD Terminal Acquisition	201.1	-	43.1	100.0	58.0
(6)	3/10	Mission Valley, California Products Terminal	13.5	-	13.5	-	-
(7)	3/10	Slay Industries Terminal Acquisition	101.6	-	67.9	32.8	0.9
(8)	5/10	KinderHawk Field Services LLC	917.4	-	-	917.4	-
(9)	7/10	Direct Fuels Terminal Acquisition	16.0	-	5.3	-	10.7
(10)	9/10	Gas-Chill, Inc. Natural Gas Treating Assets	13.1	-	8.0	5.1	-
(11)	10/10	Allied Concrete Terminal Acquisition	8.6	-	3.9	4.7	-
(12)	10/10	Chevron Refined Products Terminals	32.3	-	32.1	0.2	-
(13)	1/11	Watco Companies, LLC	50.0	-	-	50.0	-
(14)	2/11	Deeprock North, LLC	15.9	-	-	15.9	-
(15)	6/11	TGS Development, L.P. Terminal Acquisition	74.1	-	42.6	31.5	-
(16)	7/11	KinderHawk Field Services LLC and EagleHawk Field Services LLC	912.1	35.5	641.6	140.8	94.2
(17)	11/11	SouthTex Treaters, Inc. Natural Gas Treating Assets	178.5	26.8	9.3	16.7	125.7
(18)	12/11	Lorton, Virginia Products Terminal	12.5	-	12.5	-	-
(19)	12/11	Watco Companies, LLC	50.0	-	-	50.0	-
(20)	12/11	Battleground Oil Specialty Terminal Company LLC	26.1	-	26.1	-	-

Schedule of summarized financial information for discontinued operations
Summarized financial information for our FTC Natural Gas Pipelines disposal group is as follows (in millions):

	Year Ended December 31,
Income Statement	2011	2010	2009
Revenues	$322.2	$338.9	$306.1
Operating expenses	(182.2)	(168.3)	(133.3)
Depreciation and amortization	(26.8)	(25.5)	(25.1)
Earnings from equity investments	86.7	87.6	98.5
Interest income and Other, net	2.1	2.7	3.5
Income tax (expense) benefit	(0.5)	(0.2)	(1.7)
Earnings from discontinued operations	$201.5	$235.2	$248.0